Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Dec. 31, 2017		Dec. 31, 2016
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 225,655		€ 181,364
Interbank balances (w/o central banks)	[1]	9,265		11,606
Central bank funds sold and securities purchased under resale agreements	[1]	9,971		16,287
Securities borrowed	[1]	16,732		20,081
Loans	[1]	401,699		408,909
Securities held to maturity	[1]	3,170		3,206
Other financial assets	[1]	88,936		112,479
Financial liabilities:
Deposits	[1]	580,812		550,204
Central bank funds purchased and securities sold under repurchase agreements	[1]	18,105		25,740
Securities loaned	[1]	6,688		3,598
Other short-term borrowings	[1]	18,411		17,295
Other financial liabilities	[1]	117,366		135,273
Long-term debt	[1]	159,715		172,316
Trust preferred securities	[1]	5,491		6,373
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	225,655		181,364
Interbank balances (w/o central banks)	[1]	9,265		11,606
Central bank funds sold and securities purchased under resale agreements	[1]	9,973		16,287
Securities borrowed	[1]	16,732		20,081
Loans	[1]	403,842		407,834
Securities held to maturity	[1]	3,238		3,305
Other financial assets	[1]	88,939		112,468
Financial liabilities:
Deposits	[1]	580,945		550,402
Central bank funds purchased and securities sold under repurchase agreements	[1]	18,103		25,739
Securities loaned	[1]	6,688		3,598
Other short-term borrowings	[1]	18,412		17,289
Other financial liabilities	[1]	117,366		135,273
Long-term debt	[1]	161,829		171,178
Trust preferred securities	[1]	5,920		6,519
Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	225,655		181,364
Interbank balances (w/o central banks)	[1]	76		58
Central bank funds sold and securities purchased under resale agreements	[1]	0		0
Securities borrowed	[1]	0		0
Loans	[1]	0		0
Securities held to maturity	[1]	3,238		3,305
Other financial assets	[1]	0		0
Financial liabilities:
Deposits	[1]	2,108		2,232
Central bank funds purchased and securities sold under repurchase agreements	[1]	0		0
Securities loaned	[1]	0		0
Other short-term borrowings	[1]	0		0
Other financial liabilities	[1]	1,875		1,282
Long-term debt	[1]	0		0
Trust preferred securities	[1]	0		0
Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0		0
Interbank balances (w/o central banks)	[1]	9,189		11,548
Central bank funds sold and securities purchased under resale agreements	[1]	9,973		16,287
Securities borrowed	[1]	16,732		20,081
Loans	[1]	24,643	[2]	28,703
Securities held to maturity	[1]	0		0
Other financial assets	[1]	88,939		112,468
Financial liabilities:
Deposits	[1]	578,837		548,170
Central bank funds purchased and securities sold under repurchase agreements	[1]	18,103		25,739
Securities loaned	[1]	6,688		3,598
Other short-term borrowings	[1]	18,412		17,268
Other financial liabilities	[1]	115,491		133,991
Long-term debt	[1]	152,838		161,976
Trust preferred securities	[1]	5,920		6,263
Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	[1]	0		0
Interbank balances (w/o central banks)	[1]	0		0
Central bank funds sold and securities purchased under resale agreements	[1]	0		0
Securities borrowed	[1]	0		0
Loans	[1]	379,199	[2]	379,132
Securities held to maturity	[1]	0		0
Other financial assets	[1]	0		0
Financial liabilities:
Deposits	[1]	0		0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0		0
Securities loaned	[1]	0		0
Other short-term borrowings	[1]	0		21
Other financial liabilities	[1]	0		0
Long-term debt	[1]	8,991		9,201
Trust preferred securities	[1]	€ 0		€ 257

[1]	Amounts generally presented on a gross basis, in line with the Groups accounting policy regarding offsetting of financial instruments as described in Note 1 Significant Accounting Policies and Critical Accounting Estimates.
[2]	Finance supply chain loan portfolio of 9.2 billion was reclassified from Valuation technique unobservable parameters (Level 3) to Valuation technique observable parameters (Level 2) following a valuation review in fourth quarter 2017.